Consolidated Statements of Financial Position - CAD ($)	Jul. 31, 2018	Jul. 31, 2017
Current assets
Cash	$ 67,205	$ 225,910
Amounts receivable and other assets	7,828	6,242
Total current assets	75,033	232,152
Non-current assets
Mineral property interests	1	1
Total assets	75,034	232,153
Current liabilities
Amounts payable and other liabilities		1,323
Due to a related party	2,916,973	3,297,165
Total liabilities	2,916,973	3,298,488
Shareholders' deficiency
Share capital	26,548,981	26,090,118
Reserves	592,011	592,011
Accumulated deficit	(29,982,931)	(29,748,464)
Total shareholders' deficiency	(2,841,939)	(3,066,335)
Total liabilities and shareholders' deficiency	$ 75,034	$ 232,153